Fund Profile
January 31, 2009

BRANDES INSTITUTIONAL GLOBAL EQUITY FUND

This profile summarizes key information about Brandes Institutional Global Equity Fund (the “Fund”) that is included in the Fund’s prospectus.  The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest.

You may obtain the prospectus and other information about the Fund at no cost to you by calling (800) 331-2979 or contacting your financial representative.

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Investment Objective of the Fund

The Fund seeks long-term capital appreciation.

Principal Investment Strategies of the Fund

The Fund invests principally in common and preferred stocks of U.S. and foreign companies and securities that are convertible into such common stocks.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  Under normal conditions, the Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries, one of which may be the United States.  The Fund may invest in countries in Western Europe, North and South America, Australia, Africa and Asia.  The Fund typically invests in any one particular country or industry up to the greater of either (a) 20% of total Fund assets measured at the time of purchase, or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International (“MSCI”) World Index, at the time of purchase.    Up to 20% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.  The Fund may not make any change in its investment policy of investing at least 80% of its net assets in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.  Brandes Investment Partners, L.P. (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.

Additional information about the Fund’s investments will be available in the Fund’s semi-annual report to shareholders.    You may obtain the semi-annual report after May 29, 2009 at no cost by calling (800) 331-2979 or by visiting the Fund’s website at www.brandesinstitutionalfunds.com.

Principal Risks of Investing in the Fund

Stock Risk.  The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.  The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

Foreign Securities Risk.  Investments in foreign securities involve certain inherent risks such as fluctuations in currency exchange rates.  Investments in securities issued by entities outside the United States may be affected by conditions affecting local or regional political, social or economic stability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is also subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.

The Fund may from time to time invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences than more diversified portfolios.

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Emerging Markets and Related Risk.  Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.

Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar.  The economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund’s incurring additional costs and delays in the transportation and custody of such securities.

Small Capitalization Company Risk.  Small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management.  The securities of these companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Value Securities Risk.  Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline.  There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Short-Term Investments.  The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

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Bar Charts and Performance Table

Because the Fund is new, it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices.  Performance information will be available after the Fund has been in operation for one calendar year.

Fees and Expenses

As an investor in the Fund, you will pay the following fees and expenses based on an estimate of fees during the Fund’s first fiscal period.  Annual Fund operating expenses are paid out of Fund assets and are reflected in its share price.  If you purchase shares though a bank, broker or other investment representative, it may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Class E shares pay service fees to intermediaries providing non-distribution services to their institutional clients that own shares of the Fund.  Class I shares do not pay such fees.

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Global Equity Fund
	Class I	Class E
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Contingent Deferred Sales Charge	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (fees paid from Fund assets)	Class I	Class E
Management Fees	0.80%	0.80%
Other Expenses
Shareholder Servicing Fee	0.05%	0.25%
Other Expenses[1]	0.15%	0.15%
Total Annual Fund Operating Expenses[1,2]	1.00%	1.20%

1  Because this Fund is new, the “Other Expenses” and “Total Annual Fund Operating Expenses” percentages are estimates.

2 The Advisor has agreed with Brandes Investment Trust (the “Trust”) to limit the Fund’s Class I and Class E annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to such Classes through January 30, 2010: 1.00% and 1.20%, respectively.

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Expense Example

Use the following table to compare fees and expenses of the Fund with those of other funds.  It illustrates the amount of fees and expenses you would pay assuming the following:

●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses.

Because this example is hypothetical and for comparison only, your actual costs will be different.

	1 Year	3 Years
Global Equity Fund – Class I	$102	$318
Global Equity Fund – Class E	$122	$381

Investment Advisor

The Fund’s Advisor, Brandes Investment Partners, L.P., has been in business, through various predecessor entities, since 1974.  As of December 31, 2008, the Advisor managed approximately $52.9 billion in assets for various clients, including corporations, mutual funds, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California 92130.

Managers of the Fund. The Fund is team-managed by the Advisor's Large Cap Investment Committee, whose members are senior analysts and portfolio management professionals of the firm.

How To Buy Fund Shares

The Fund offers two Classes of shares – Class I and Class E shares.

As indicated below, the Fund sells Class I shares only to institutional and certain individual investors.  Individual investors may purchase Class E shares through a broker/dealer who has an established platform agreement with the Trust.

Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.

Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Fund’s administrator and the Fund’s distributor (the “Distributor”), and their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Fund’s transfer agent (the “Transfer Agent”)).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

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For further information, please call (800) 331-2979.

Minimum Investment

The minimum initial investment in each Class of the Fund is generally $1 million.  There is no minimum subsequent investment.  The Distributor may waive the minimum investment for institutions making continuing investments in the Fund and from time to time for other investors, including retirement plans and employees of the Advisor.

Purchases through a Securities Dealer

You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price your order for shares of each Class at the net asset value per share (the “NAV”) of the Class next computed after it is accepted by an authorized dealer or the dealer’s authorized designee.  The Fund and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent

To purchase shares of the Fund directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent at the address shown on the Application.  You may pay by a check with the Application, or by a wire transfer of funds as described below.  All checks must be in U.S. dollars drawn on a domestic bank.  The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.  The Transfer Agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered to be disadvantageous to shareholders.  The Fund reserves the right to reject any application. You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

Wire transfer instructions may be obtained by contacting the Transfer Agent at (800) 395-3807.

Other

The Transfer Agent credits shares to your account, and does not issue stock certificates unless you request them.  The Trust and the Distributor each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

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You may also purchase shares of the Fund by paying “in-kind” in the form of securities, provided that such securities are of the type which the Fund may legally purchase and are consistent with the Fund’s investment objective and policies, are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing, and that the purchase has been approved by the Advisor.

Exchanging Your Shares

You may exchange your shares of either Class of the Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

How to Sell Fund Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares of any Class by contacting your selected dealer or authorized intermediary.  The selected dealer or authorized intermediary can arrange for the repurchase of the shares through the Fund’s distributor at the NAV of the Class next determined after the selected dealer or authorized intermediary receives your instructions.  The selected dealer or authorized intermediary may charge you for this service.  If your shares are held in a selected dealer’s or authorized intermediary’s “street name,” you must redeem them through the dealer or authorized intermediary.

You may also redeem shares by mailing instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the Class of shares to be redeemed, the number of shares or dollar amount to be redeemed and your name and account number.  A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Transfer Agent.  The price you will receive for the Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions

You may establish telephone redemption privileges by checking the appropriate box on the Account Application.  You can then redeem shares by telephoning the Transfer Agent at 1-800-395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the Automated Clearing House (ACH) network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2-3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

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In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees.

The Trust will use procedures, such as requesting personal or specific information from the person making a telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Fund reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid on the business day following the redemption.  If any portion of the shares to be redeemed represents an investment made by check, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the check has been collected.  This may take up to twelve calendar days from the purchase date.

Redemption of Small Accounts

If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares.  However, the Fund will not redeem shares based solely upon changes in the market that reduce the net asset value of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

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The Board of Trustees has adopted policies and procedures reasonably designed to monitor the Fund’s trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Trust reserves the right to modify these policies at any time without shareholder notice.  In particular, the Trust or the Distributor may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors whose pattern of trading or transaction history involves, in the opinion of the Trust or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Trust currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares of the Fund (without regard to Class) more than twice in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Trust or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Trust and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Trust’s policies and procedures will be effective.  Disruptive trading can not be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Trust and the Distributor consider only the information actually available to them at the time.

In addition, the Trust receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  If a financial intermediary establishes an omnibus account with the Fund, the Distributor is limited in its ability to determine whether trades placed through financial intermediaries may signal excessive trading.  Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity.  Also, there may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Trust of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has entered into written agreements with each of the Fund’s financial intermediaries under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading policies.

To the extent that the Trust or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance during periods of rising markets.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may interfere with the Advisor’s ability to efficiently manage a Fund and compromise its portfolio management strategy.

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The Fund invests in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit the Fund’s share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern time).

Distributions and Tax Information

The Fund may earn income from dividends on the stocks in its portfolio, and may realize capital gains from appreciation on its holdings.  The Fund distributes substantially all of its net income and capital gains, if any, to shareholders once a year, usually in December.

You may select one of the following options:

☐	Dividend and capital gain distributions used to purchase additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

☐	Capital gain distributions used to purchase additional shares of the Fund. Dividend distributions sent to you by check.

☐	Dividend and capital gain distributions sent to you by check.

Distributions are taxable regardless of whether you reinvest them or take them in cash.  Income is taxed at ordinary federal income tax rates.  Distributions will generally be taxed at ordinary federal income tax rates unless designated as capital gains distributions or qualified dividend distributions, in which case the distributions may be taxed at preferential long-term capital gains rates.  Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Fund will notify you each year of the amounts available as credits.

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Fund Profile
January 31, 2009

BRANDES INVESTMENT TRUST

●	Brandes Institutional Enhanced Income Fund

This profile summarizes key information about Brandes Institutional Enhanced Income Fund (the “Fund”) that is included in the Fund’s prospectus.  The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest.

You may obtain the prospectus and other information about the Fund at no cost to you by calling (800) 331-2979 or contacting your financial representative.

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Investment Objective of the Fund

The Fund seeks to maximize total return, consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

The Fund actively manages a diversified portfolio comprised approximately 70% of debt securities and 30% of equity securities. Its debt obligations include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities.  Its equity securities include common and preferred stocks of U.S. and foreign companies and securities convertible into such stocks.

Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), generally uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio. The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each debt security’s intrinsic value. The Advisor’s assessment of intrinsic value is based upon an analysis of the issuers’ ability to repay, the quality of the collateral (if any), liquidity, and other factors. The Advisor may also employ other types of analysis in assessing the attractiveness of a debt security, relying on present day pricing information, roll-down analysis, comparisons of a debt security’s yield with yields offered by other debt securities of similar quality and average life, and scenario analysis.

The Fund invests in both investment-grade debt securities and non-investment grade debt securities (also known as “high-yield bonds” or “junk bonds”). The Advisor deems any debt security rated at least BBB- (or its equivalent) by one or more of Moody’s, Standard & Poor’s, or Fitch, or any debt security that has been determined by the Advisor to be of comparable quality, to be investment grade. At least 75% of the Fund’s debt securities must be investment grade, measured at the time of purchase. Non-investment grade debt securities may be rated as low as D, may be in default of payment of principal and/or interest, or may not be rated.

Although the Fund invests in debt securities of any maturity, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the Barclays Capital U.S. Aggregate Bond Index duration.  Other than in periods of unusual market conditions, which could continue for an extended period, this margin  will normally be within 10% of the Barclays Capital U.S. Aggregate Bond Index duration.

The Fund’s equity investments are generally issued by U.S. and foreign companies whose market capitalizations (market value of publicly traded securities) rank in the top 250 companies worldwide.

The Advisor generally uses the principles of value investing in selecting equity securities for the Fund’s portfolio.  Applying this philosophy, the Advisor views stocks as small pieces of businesses for sale. It seeks to purchase a diversified group of these businesses when they are undervalued -- at prices its research indicates are well below their true long-term, or intrinsic, values. By purchasing equity securities whose current prices it believes are considerably below their intrinsic values, the Advisor believes it can buy not only a possible margin-of-safety against price declines, but also an attractive opportunity for profit over the business cycle.

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The Fund’s portfolio is not subject to any specific geographic diversification requirements.  Countries in which the Fund may invest include the United States and the nations of Europe, North and South America, Australia, Africa and Asia.  Generally no more than 10% of the value of the Fund’s total equity assets, measured at the time of purchase, may be invested in equity securities of companies located in emerging securities markets throughout the world.  The Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities, and may engage in currency hedging.

The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period of the report.  You may obtain these reports at no cost by calling (800) 331-2979 or by visiting the Fund’s website at www.brandesinstitutionalfunds.com.

Principal Risks of Investing in the Fund

General Risk of Fixed Income Securities.  As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or changes in its credit rating.

Interest Rate Risk.  The income generated by debt securities owned by the Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Credit Risk.  Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.  In addition, the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

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Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives (e.g., options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  As a result of its investments in high yield securities and unrated securities of similar credit quality, the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund’s ability to sell its high yield securities. If the issuer of a security is in default with respect to interest payments or principal payments, the Fund may lose its entire investment in the security.

Mortgage Risk.  Mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Equity Securities Risk.  The values of equity securities fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile – likely to go up or down in price, sometimes suddenly – and are riskier than some other forms of investment, such as short-term high grade fixed income securities.  “Value” equity securities can underperform the stock market as a whole and other types of equity securities.  Such securities can continue to be undervalued by the market for long periods of time and may never realize the full value anticipated by the Advisor.

Foreign Securities Risk.  Investments in foreign securities involve special risks.  Investments in securities issued by entities outside the United States may be affected by conditions affecting local or regional political, social or economic stability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is also subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.

Emerging Markets and Related Risks.  Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar. The economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S.

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Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund’s incurring additional costs and delays in the transportation and custody of such securities.

Derivative Risks.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk.  They also involve the risk of mispricing or improper valuation, risks inherent to fluctuating markets, portfolio management risks, the risk of imperfect documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  When investing in a derivative instrument, the Fund could lose more than the principal amount invested.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

Portfolio Turnover Risk.  The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from a Fund’s performance.  Additionally, due to the institutional nature of the shareholders in the Funds, redemption requests could be large.  In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to taxable shareholders.

Bar Chart and Performance Table

The table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Barclays Capital U.S. Aggregate Bond Index.  The return information provided illustrates how the Fund’s performance can vary, which is one indication of the risks of investing in the Fund.  The chart and table assume reinvestment of dividends and distributions.  The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

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During the period shown in the bar chart, the highest quarterly return was -1.33% (2nd quarter, 2008) and the lowest quarterly return was –10.56% (4th quarter, 2008).

Average Annualized Total Returns
(For the periods ended December 31, 2008)
Brandes Institutional Enhanced Income Fund Class I Shares	1 Year	Since Inception(1)
Return Before Taxes	-22.87%	-22.69%
Return After Taxes on Distributions (2)	-24.20%	-24.02%
Return After Taxes on Distributions and Sale of Fund Shares (2)	-14.45%	-19.75%
Class E Shares	-22.97%	-22.81%
Barclays Capital U.S. Aggregate Bond Index (3)	5.24%	5.53%

(1) Class I shares commenced operation on December 28, 2007.  Class E shares commenced operation on May 28, 2008.  “Since Inception” returns are provided since inception of the Class I shares on December 28, 2007.  Performance shown for the Class E shares reflects the performance of the Class I shares adjusted to reflect Class E expenses.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.

(3) The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or “two out of three” rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (“most conservative”) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility.  The Index does not reflect investment management fees, expenses or taxes.  Direct investment in an index is not possible.

Fees and Expenses

The Fund has three classes of shares – Class I shares for institutional investors, Class E shares which pay service fees to intermediaries providing non-distribution services to their clients who own shares of the Fund, and Class S shares which pay intermediaries fees for providing distribution services to their clients who own shares of the Fund.  Class S shares are not currently being sold.

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As an investor in the Fund, you will pay the following fees and expenses based on an estimate of fees during the Fund’s first fiscal period.  Annual Fund operating expenses are paid out of Fund assets and are reflected in its share price.  If you purchase shares though a bank, broker or other investment representative, it may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Shareholder Fees (fees paid directly from your investment)	Enhanced Income Fund
	Class I	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Contingent Deferred Sales Charge	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses* (fees paid from Fund assets)
Management fees	0.40%	0.40%	0.40%
Distribution (rule 12b-1) fees	0.00%	0.00%	0.25%
Other expenses
Shareholder service fees	0.05%	0.25%	0.00%
Other expenses	5.18%	4.87%	0.15%
Total other expenses	5.23%	5.12%	0.15%

Total annual Fund operating expenses	5.63%	5.52%	0.80%
Fee waiver/expense reimbursement	(5.08%)	(4.77%)	(0.05%)
Net annual Fund operating expenses	0.55%	0.75%	0.75%

*    The Advisor has agreed with Brandes Investment Trust to limit the Fund’s Class I, Class E and Class S annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to such Classes through January 30, 20010 – 0.55%, 0.75%, and 0.75%, respectively.

Use the following table to compare fees and expenses of the Fund with those of other funds.  It illustrates the amount of fees and expenses you would pay assuming the following:
●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses
●	reimbursement of fees and expenses as indicated above.

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Because these examples are hypothetical and for comparison only, your actual costs may be different.

Expense Examples

	1 Year	3 Years	5 Years	10 Years
Enhanced Income Fund – Class I	$56	$1,225	$2,379	$5,201
Enhanced Income Fund – Class E	$77	$1,222	$2,355	$5,136
Enhanced Income Fund – Class S	$77	$250	$439	$985

Investment Advisor

The Fund’s Advisor, Brandes Investment Partners, L.P., has been in business, through various predecessor entities, since 1974.  As of December 31, 2008, the Advisor managed approximately $52.9 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California 92130.

Managers of the Fund. The Fund’s investment portfolio is team-managed by an investment committee of the Advisor, whose members are senior portfolio management professionals of the firm.  The Advisor also provides certain officers for the Trust.

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How To Buy Fund Shares

The Fund has three Classes of shares – Class I, Class E and Class S shares.  Class S shares are not currently being sold.  The Fund sells shares only to certain institutional investors.  Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Fund’s administrator and the Fund’s distributor (the “Distributor”), their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Fund’s transfer agent (the “Transfer Agent”)).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.  Except as indicated below, individual investors may not purchase shares, either directly or through brokerage accounts.

Minimum Initial Investment

The minimum initial investment in each Class of the Fund is generally $5 million.  There is no minimum subsequent investment.  The Distributor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Fund on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.

Purchases through a Securities Dealer

You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price your order for shares of each Class at the net asset value per share (“NAV”) of the Class next computed after it is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent

To purchase shares of the Fund directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent at the address shown on the Application.  You may pay by a check with the Application, or by a wire transfer of funds as described below.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

Wire transfer instructions may be obtained by contacting the Transfer Agent at (800) 395-3807.

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Exchanging Your Shares

You may exchange your shares of either Class of the Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

How to Sell Fund Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares of either Class by contacting your selected dealer or authorized intermediary.  The selected dealer or authorized intermediary can arrange for the repurchase of the shares through the Distributor at the NAV of the Class next determined after the selected dealer or authorized intermediary receives your instructions.  The selected dealer or authorized intermediary may charge you for this service.  If your shares are held in a selected dealer’s or authorized intermediary’s “street name,” you must redeem them through the dealer or intermediary.

You may also redeem shares by mailing instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by delivering instructions to the Transfer Agent at P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the Class of shares to be redeemed, the number of shares or dollar amount to be redeemed and your name and account number.  A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Transfer Agent and the signature must be medallion guaranteed.  The price you will receive for Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions

You may establish telephone redemption privileges by checking the appropriate box on the account application.  You can then redeem shares by telephoning the Transfer Agent at (800) 395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the Automated clearing House (ACH) network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2 – 3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees.

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The Trust will use procedures, such as requesting personal or specific information from the person making the telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  You will be promptly notified of any refused request for a telephone redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Trust reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid by check.  However, at your request, the Transfer Agent will wire redemption proceeds of $300 or more to your bank account.  Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and your bank account number.

Redemption of Small Accounts

If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares of the Fund.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the NAV of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

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The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice. In particular, the Fund or the Distributor may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.  Disruptive trading can not be detected until the investor has engaged in a pattern of such activity, at which time the Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

In addition, the Fund receives orders through financial intermediaries (such as brokers) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  There may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Fund of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has entered into written agreements with the Fund’s financial intermediaries under which each intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading prevention policies.

To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent then it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

Distributions and Tax Information

The Fund expects to pay income dividends monthly, and to make distributions of net capital gains, if any, at least annually.

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You may select one of the following options:

☐	Dividend and capital gain distributions used to purchase additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

☐	Capital gain distributions used to purchase additional shares of the Fund. Dividend distributions sent to you by check.

☐	Dividend and capital gain distributions sent to you by check.

Distributions are taxable regardless of whether you reinvest them or take them in cash.  Income is taxed at ordinary federal income tax rates.  Distributions will generally be taxed at ordinary federal income tax rates unless designated as capital gains distributions or qualified dividend distributions, in which case the distributions may be taxed at preferential long-term capital gains rates.  Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Fund will notify you each year of the amounts available as credits.

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Fund Profile
January 31, 2009

BRANDES INVESTMENT TRUST

●	Brandes Institutional Core Plus Fixed Income Fund

This profile summarizes key information about Brandes Institutional Core Plus Fixed Income Fund (the “Fund”) that is included in the Fund’s prospectus.  The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest.

You may obtain the prospectus and other information about the Fund at no cost to you by calling (800) 331-2979 or contacting your financial representative.

Investment Objective of the Fund

The Fund seeks to maximize total return, consisting of both current income and capital appreciation.

Principal Investment Strategies of the Fund

The Fund actively manages a diversified portfolio comprised primarily of debt securities. These include, but are not limited to, debt securities issued by U.S. and foreign companies, debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, and U.S. and foreign mortgage-backed securities, collateralized mortgage obligations and asset-backed debt securities.

Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), generally uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio. The Fund invests in debt securities that can be purchased at prices or yield premiums over U.S. Treasury securities (or other risk free securities) which the Advisor believes to be attractive based on the Advisor’s assessment of each security’s intrinsic value. The Advisor’s assessment of intrinsic value is based upon an analysis of the issuers’ ability to repay, the quality of the collateral (if any), liquidity, and other factors. The Advisor may also employ other types of analysis in assessing the attractiveness of a security, relying on present day pricing information, roll-down analysis, comparisons of a security’s yield with yields offered by other securities of similar quality and average life, and scenario analysis.

The Fund invests in both investment-grade securities and non-investment grade securities (also known as “high-yield bonds” or “junk bonds”). The Advisor deems any security rated at least BBB- (or its equivalent) by one or more of Moody’s Investor Service, Inc., Standard & Poor’s Corporation, or Fitch Ratings, Ltd., or any security that has been determined by the Advisor to be of comparable quality, to be investment grade. At least 75% of the Fund’s debt securities must be investment grade, measured at the time of purchase. Non-investment grade securities may be rated as low as D, may be in default of payment of principal and/or interest, or may not be rated.

Although the Fund invests in debt securities of any maturity, the duration of the Fund’s portfolio is generally expected to be within a 20% margin (higher or lower) of the Barclays Capital U.S. Aggregate Bond Index.  Other than in periods of unusual market conditions, which could continue for an extended period, this margin will normally be within 10% of the Barclays Capital U.S. Aggregate Bond Index duration.  The Fund will invest predominantly in dollar-denominated debt obligations.  However, the Fund may invest up to 25% of its total fixed income assets, measured at the time of purchase, in non-U.S. dollar securities, and may engage in currency hedging.  The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period of the report.  You may obtain these reports at no cost by calling (800) 331-2979 or by visiting the Fund’s website at www.brandesinstitutionalfunds.com.

Principal Risks of Investing in the Fund

General Risk of Fixed Income Securities.  As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or changes in its credit rating.

Interest Rate Risk.  The income generated by debt securities owned by the Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Credit Risk.  Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.  In addition, the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives (e.g., options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  As a result of its investments in high yield securities and unrated securities of similar credit quality, the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund’s ability to sell its high yield securities. If the issuer of a security is in default with respect to interest payments or principal payments, the Fund may lose its entire investment in the security.

Mortgage Risk.  Mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Foreign Securities Risk.  Investments in foreign securities involve special risks.  Investments in securities issued by entities outside the United States may be affected by conditions affecting local or regional political, social or economic stability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is also subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.

Emerging Markets and Related Risks.  Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.
Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar. The economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund’s incurring additional costs and delays in the transportation and custody of such securities.

Derivative Risks.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk.  They also involve the risk of mispricing or improper valuation, risks inherent to fluctuating markets, portfolio management risks, the risk of imperfect documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  When investing in a derivative instrument, the Fund could lose more than the principal amount invested.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

Portfolio Turnover Risk.  The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from a Fund’s performance.  Additionally, due to the institutional nature of the shareholders in the Funds, redemption requests could be large.  In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to taxable shareholders.

Bar Chart and Performance Table

The table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Intermediate Credit Bond Index.  The return information provided illustrates how the Fund’s performance can vary, which is one indication of the risks of investing in the Fund.  The chart and table assume reinvestment of dividends and distributions.  The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

 During the period shown in the bar chart, the highest quarterly return was 0.07% (1st quarter, 2008) and the lowest quarterly return was –8.97% (3rd quarter, 2008).

Average Annualized Total Returns
(For the periods ended December 31, 2008)
Brandes Institutional Core Plus Fixed Income Fund Class I Shares	1 Year	Since Inception(1)
Return Before Taxes	-11.86%	-11.68%
Return After Taxes on Distributions (2)	-13.72%	-13.54%
Return After Taxes on Distributions and Sale of Fund Shares (2)	-7.62%	-10.88%
Class E Shares	-12.06%	-11.88%
Barclays Capital U.S. Aggregate Bond Index (3)	5.24%	5.53%
Barclays Capital U.S. Intermediate Credit Bond Index (4)	-2.76%	-2.50%

(1) Class I shares commenced operation on December 28, 2007.  Class E shares commenced operation on May 28, 2008.  “Since Inception” returns are provided since inception of the Class I shares on December 28, 2007.  Performance shown for the Class E shares reflects the performance of the Class I shares adjusted to reflect Class E expenses.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.

(3) The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or “two out of three” rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (“most conservative”) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility.  The Index does not reflect investment management fees, expenses or taxes.  Direct investment in an index is not possible.

(4)  The Barclays Capital U.S. Intermediate Credit Bond Index (formerly known as the Lehman Brothers U.S. Intermediate Credit Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from  one  up to (but not including) ten years. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or “two out of three” rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (“most conservative”) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility.   The Index does not reflect investment management fees, expenses or taxes.  Direct investment in an index is not possible.

Fees and Expenses

The Fund has three classes of shares – Class I shares for institutional investors, Class E shares which pay service fees to intermediaries providing non-distribution services to their clients who own shares of the Fund, and Class S shares which pay intermediaries fees for providing distribution services to their clients who own shares of the Fund.  Class S shares are not currently being sold.

As an investor in the Fund, you will pay the following fees and expenses based on an estimate of fees during the Fund’s first fiscal period.  Annual Fund operating expenses are paid out of Fund assets and are reflected in its share price.  If you purchase shares though a bank, broker or other investment representative, it may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Shareholder Fees (fees paid directly from your investment)	Core Plus Fund
	Class I	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Maximum Contingent Deferred Sales Charge	None	None	None
Redemption Fee	None	None	None

Annual Fund Operating Expenses* (fees paid from Fund assets)
Management fees	0.35%	0.35%	0.35%
Distribution (rule 12b-1) fees	0.00%	0.00%	0.25%
Other expenses
Shareholder service fees	0.05%	0.25%	0.00%
Other expenses	7.53%	6.59%	0.15%
Total other expenses	7.58%	6.84%	0.15%

Total annual Fund operating expenses	7.93%	7.19%	0.75%
Fee waiver/expense reimbursement	(7.43%)	(6.49%)	(0.05%)
Net annual Fund operating expenses	0.50%	0.70%	0.70%

*    The Advisor has agreed with Brandes Investment Trust to limit the Fund’s Class I, Class E and Class S annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to such Classes through January 30, 2010 -- 0.50%, 0.70% and 0.70%, respectively.

Use the following table to compare fees and expenses of the Fund with those of other funds.  It illustrates the amount of fees and expenses you would pay assuming the following:

●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses
●	reimbursement of fees and expenses as indicated above.

Because these examples are hypothetical and for comparison only, your actual costs may be different.

Expense Examples

	1 Year	3 Years	5 Years	10 Years
Core Plus Fund – Class I	$51	$1,660	$3,177	$6,595
Core Plus Fund – Class E	$72	$1,539	$2,942	$6,191
Core Plus Fund – Class S	$72	$235	$412	$926

Investment Advisor

The Fund’s Advisor, Brandes Investment Partners, L.P., has been in business, through various predecessor entities, since 1974.  As of December 31, 2008, the Advisor managed approximately $52.9 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California 92130.

Managers of the Fund. The Fund’s investment portfolio is team-managed by an investment committee of the Advisor, whose members are senior portfolio management professionals of the firm.  The Advisor also provides certain officers for the Trust.  All investment decisions for the Fund are the responsibility of the Advisor’s Fixed Income Investment Committee (“Committee”).  The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA, and Clifford Schireson.  The Committee reviews the research and trade recommendations provided to it by members of the Advisor’s Fixed Income Group.  The members of the Committee discuss the recommendations with the Fixed Income Group and make purchase and sell decisions based upon a unanimous vote of the voting members of the Committee (currently Messrs. Gramling and Gilson).

Mr. Gramling joined the Advisor in 1999 and is co-head of its Fixed Income Group.  Prior to joining the Advisor he was Senior Vice President and Portfolio Manager with Scudder Kemper Investments.
Mr. Gilson joined the Advisor in 2002 and is an Associate Portfolio Manager and Analyst for the Group.  From 2001 until joining the Advisor, he was President of VALUE Restoration, Inc., a turnaround management consulting practice.  From 1999 until joining VALUE Restoration, Inc., he was Chief Financial Officer of James Page Brewing Company.

Mr. Schireson joined the Advisor in 2004 and is the co-head of its Fixed Income Group and its director of institutional services.  From 1998 until joining the Advisor, he was Managing Director of Robeco USA, LLC, an international investment advisor.

How To Buy Fund Shares

The Fund has three Classes of shares – Class I, Class E and Class S shares.  Class S shares are not currently being sold.  The Fund sells shares only to certain institutional investors.  Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code (the “Code”)), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.  Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Fund’s administrator and the Fund’s distributor (the “Distributor”), their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Fund’s transfer agent (the “Transfer Agent”)).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.  Except as indicated below, individual investors may not purchase shares, either directly or through brokerage accounts.

Minimum Initial Investment

The minimum initial investment in each Class of the Fund is generally $5 million.  There is no minimum subsequent investment.  The Distributor may waive the minimum investment for financial intermediaries and other institutions making continuing investments in the Fund on behalf of underlying investors and from time to time for other investors, including retirement plans and employees of the Advisor.

Purchases through a Securities Dealer

You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price your order for shares of each Class at the net asset value per share (“NAV”) of the Class next computed after it is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

Purchases through the Transfer Agent

To purchase shares of the Fund directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent at the address shown on the Application.  You may pay by a check with the Application, or by a wire transfer of funds as described below.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

Wire transfer instructions may be obtained by contacting the Transfer Agent at (800) 395-3807.

Exchanging Your Shares

You may exchange your shares of either Class of the Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.

How to Sell Fund Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares of either Class by contacting your selected dealer or authorized intermediary.  The selected dealer or authorized intermediary can arrange for the repurchase of the shares through the Distributor at the NAV of the Class next determined after the selected dealer or authorized intermediary receives your instructions.  The selected dealer or authorized intermediary may charge you for this service.  If your shares are held in a selected dealer’s or authorized intermediary’s “street name,” you must redeem them through the dealer or intermediary.

You may also redeem shares by mailing instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by delivering instructions to the Transfer Agent at P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the Class of shares to be redeemed, the number of shares or dollar amount to be redeemed and your name and account number.  A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Transfer Agent and the signature must be medallion guaranteed.  The price you will receive for Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

Telephone Redemptions

You may establish telephone redemption privileges by checking the appropriate box on the account application.  You can then redeem shares by telephoning the Transfer Agent at (800) 395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading.  Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the Automated clearing House (ACH) network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2 – 3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees.

The Trust will use procedures, such as requesting personal or specific information from the person making the telephone redemption, designed to provide reasonable verification account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  You will be promptly notified of any refused request for a telephone redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Trust reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you. Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

Redemption proceeds are generally paid by check.  However, at your request, the Transfer Agent will wire redemption proceeds of $300 or more to your bank account.  Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and your bank account number.

Redemption of Small Accounts

If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares of the Fund.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the NAV of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice.  In particular, the Fund or the Distributor may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.  Disruptive trading can not be detected until the investor has engaged in a pattern of such activity, at which time the Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

In addition, the Fund receives orders through financial intermediaries (such as brokers) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  There may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Fund of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has entered into written agreements with the Fund’s financial intermediaries under which each intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading prevention policies.

To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent then it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

Distributions and Tax Information

The Fund expects to pay income dividends monthly, and to make distributions of net capital gains, if any, at least annually.

You may select one of the following options:

☐	Dividend and capital gain distributions used to purchase additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

☐	Capital gain distributions used to purchase additional shares of the Fund. Dividend distributions sent to you by check.

☐	Dividend and capital gain distributions sent to you by check.

Distributions are taxable regardless of whether you reinvest them or take them in cash.  Income is taxed at ordinary federal income tax rates.  Distributions will generally be taxed at ordinary federal income tax rates unless designated as capital gains distributions or qualified dividend distributions, in which case the distributions may be taxed at preferential long-term capital gains rates.  Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Fund will notify you each year of the amounts available as credits.

Fund Profile
January 31, 2009

BRANDES INVESTMENT TRUST

●	Separately Managed Account Reserve Trust

This profile summarizes key information about Separately Managed Account Reserve Trust (the “Fund”) that is included in the Fund’s prospectus.  The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest.

You may obtain the prospectus and other information about the Fund at no cost to you by calling (800) 331-2979 or contacting your financial representative.

1

Investment Objective of the Fund

The Fund seeks to maximize total long-term return.

Principal Investment Strategies of the Fund

The Fund invests primarily in a diversified portfolio of debt securities. These include debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, debt securities issued by U.S. and foreign companies, collateralized mortgage obligations, and U.S. and foreign mortgage-backed and asset-backed debt securities.

Brandes Investment Partners, L.P., the investment advisor to the Fund (the “Advisor”), generally uses the principles of value investing to analyze and select debt securities for the Fund’s investment portfolio.  The Fund invests primarily in debt securities that the Advisor believes offer attractive yield premiums over risk-free U.S. treasury securities based upon an analysis of the issuer’s ability to repay and the quality of the collateral (if any) supporting the debt obligation.

The Fund invests in both securities rated as investment grade by one of the three credit rating agencies (securities rated at least BBB- by Standard & Poor’s or Fitch Ratings, Ltd. (“Fitch”) or Baa3 by Moody’s Investor Service, Inc. (“Moody’s”) or determined by the Advisor to be of comparable quality; if bond ratings are split, the Fund uses the highest rating) and in non-investment grade, high yield securities.  The Fund may invest up to 60% of its total assets, measured at the time of purchase, in high yield securities.  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s average portfolio maturity.  The average portfolio duration of the Fund typically will vary and, under normal market conditions, will range between one and ten years.  Duration is a measure of the expected life of a fixed income security that is used to approximate the sensitivity of a security’s price to changes in interest rates.

The Fund may invest up to 60% of its total assets in non-U.S. dollar securities, and may engage in currency hedging.  The Fund may use derivative instruments, such as options contracts, futures contracts and swap agreements, for risk management purposes or otherwise as part of its investment strategies.

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period of the report.  You may obtain these reports at no cost by calling (800) 331-2979 or by visiting the Fund’s website at www.brandesinstitutionalfunds.com.

2

Principal Risks of Investing in the Fund

General Risk of Fixed Income Securities.  The Fund’s principal risks are those of investing in the fixed income securities.  As with most fixed income funds, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the longer the Fund’s average portfolio maturity and the lower the average quality of its portfolio, the greater the price fluctuation. The price of any security owned by the Fund may also fall in response to events affecting the issuer of the security, such as its ability to continue to make principal and interest payments or changes in its credit rating.

Interest Rates Risk.  The income generated by debt securities owned by the Fund will be affected by changing interest rates.  In addition, as interest rates rise the values of fixed income securities held by the Fund are likely to decrease.  Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.  Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

Credit Risk.  Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.  The value of an issuer’s securities held by the Fund may decline in response to adverse developments with respect to the issuer.  In addition, the Fund could lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations.

Liquidity Risk.  Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Investments in foreign securities, derivatives (e.g., options on securities, securities indexes, and foreign currencies) and securities with substantial market or credit risk tend to have the greatest exposure to liquidity risk.

High Yield Risk.  As a result of its investments in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments.  In addition, an economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Fund’s ability to sell its high yield securities. If the issuer of a security is in default with respect to interest payments or principal payments, the Fund may lose its entire investment in the security.

Mortgage Risk.  Mortgage-related securities are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.  As a result, when holding mortgage-related securities in a period of rising interest rates, the Fund may exhibit additional volatility.  In addition, mortgage-related securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates.

Foreign Securities Risk.  Investments in foreign securities involve special risks.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.  Investments in securities issued by entities outside the United States may also be affected by conditions affecting local or regional political, social or economic instability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.

3

Derivative Risks.  The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk.  The Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk.  They also involve the risk of mispricing or improper valuation, risks inherent to fluctuating markets, portfolio management risks, the risk of imperfect documentation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.  When investing in a derivative instrument, the Fund could lose more than the principal amount invested.  Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.  In addition, the Fund’s use of derivatives may increase the taxes payable by shareholders.

Short-Term Investments.  The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

Portfolio Turnover Risk.  The Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  Frequent trading increases a Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions and taxes.  Increased transaction costs could detract from a Fund’s performance.  Additionally, due to the institutional nature of the shareholders in the Funds, redemption requests could be large.  In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to taxable shareholders.

Bar Charts and Performance Table

The table below gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital U.S. Intermediate Credit Bond Index.  The return information provided illustrates how the Fund’s performance can vary, which is one indication of the risks of investing in the Fund.  The chart and table assume reinvestment of dividends and distributions.  The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

4

During the period shown in the bar chart, the highest quarterly return was 4.24% (3rd quarter, 2006) and the lowest quarterly return was –16.44% (3rd quarter, 2008).

Average Annualized Total Returns
(For periods ended December 31, 2008)

Separately Managed Account Reserve Trust	1 Year	Since Inception (1)
Return Before Taxes	-30.43%	-7.82%
Return After Taxes on Distributions (2)	-32.94%	-10.43%
Return After Taxes on Distributions and Sale of Fund Shares (2)	-19.39%	-7.63%

Barclays Capital U.S. Aggregate Bond Index (3)	5.24%	5.35%
Barclays Capital U.S. Intermediate Credit Bond Index (4)	-2.76%	2.37%

(1)Inception date is October 3, 2005.

(2) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(3) The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, fixed-rate, taxable bonds. The Index includes bonds from the Treasury, Government-Related, Corporate, Mortgage-Backed Securities agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), Asset-Backed Securities and Commercial Mortgage-Backed Securities sectors. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or “two out of three” rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (“most conservative”) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility.  The Index does not reflect investment management fees, expenses or taxes.  Direct investment in an index is not possible.

(4)  The Barclays Capital U.S. Intermediate Credit Bond Index (formerly known as the Lehman Brothers U.S. Intermediate Credit Bond Index) is an unmanaged index consisting of U.S. dollar-denominated, publicly issued, fixed-rate corporate securities. Issues must have at least $250 million par amount outstanding and have a maturity from  one  up to (but not including) ten years. Securities must be rated investment grade (Baa3/BBB-/BBB- or above) by Moody’s, S&P, and Fitch, respectively. When all three agencies rate an issue, a median or “two out of three” rating is used to determine Index eligibility by dropping the highest and lowest rating. When a rating from only two agencies is available, the lower (“most conservative”) of the two is used. When a rating from only one agency is available, that rating is used to determine Index eligibility.   The Index does not reflect investment management fees, expenses or taxes.  Direct investment in an index is not possible.

5

Fees and Expenses

The Fund will not charge any fees or expenses.  The Advisor does not charge any fees to the Fund and is absorbing all expenses of operating the Fund.  However, the Fund is an integral part of one or more “wrap-fee” programs sponsored by investment advisors and broker-dealers that are not affiliated with the Fund or the Advisor.  Participants in these programs pay a “wrap” fee to the sponsor of the program. You should read carefully the wrap-fee brochure provided to you by the sponsor or your investment advisor.

The following is a schedule of the Fund’s estimated fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Contingent Deferred Sales Charge	None
Redemption Fee	None

Annual Fund Operating Expenses (fees paid from Fund assets)
Management fees*	0.55%
Other expenses*	0.09%
Total annual Fund operating expenses**	0.64%
Fee waiver/expense reimbursement**	-0.64%
Net annual Fund operating expenses	0%

*  The Fund does not pay any management fees, advisory fees or expenses to the Advisor or affiliates of the Advisor.  The amount under “Management fees” reflects the estimated amount of fees attributable to advisory services if the Advisor charged the Fund for its services.  The amount under “Other expenses” reflects the estimated amount of operating expenses of the Fund which would be paid if the fees were not paid by the Advisor.  Investors in the Fund must be clients or affiliates of the Advisor, certain financial institutions, or employee benefit plans, Trustees or certain employees of the Advisor.  See “Shareholder Information” below.

**  The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses.  The “Total annual Fund operating expenses” is the current maximum annual fee that the Fund would charge its clients for fiduciary, trust and/or advisory services if the Fund did not agree to such waiver.

Use the following table to compare fees and expenses of the Fund with those of other funds.  It illustrates the amount of fees and expenses you would pay assuming the following:

●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses
●	no reimbursement of fees and expenses.

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Because this example is hypothetical and for comparison only, your actual costs may be different.

Expense Example***

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

***  The “Expense Example” chart illustrates the amount of fees and expenses the Fund would charge if the Advisor charged the Fund for its services.

Investment Advisor

The Fund’s Advisor, Brandes Investment Partners, L.P., has been in business, through various predecessor entities, since 1974.  As of December 31, 2008, the Advisor managed approximately $52.9 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California 92130.

Managers of the Fund. The Fund’s investment portfolio is team-managed by an investment committee of the Advisor, whose members are senior portfolio management professionals of the firm.  The Advisor also provides certain officers for the Trust.  All investment decisions for the Fund are the responsibility of the Advisor’s Fixed Income Investment Committee (“Committee”).  The members of the Committee are Charles S. Gramling, CFA, David J. Gilson, CFA, and Clifford Schireson.  The Committee reviews the research and trade recommendations provided to it by members of the Advisor’s Fixed Income Group.  The members of the Committee discuss the recommendations with the Fixed Income Group and make purchase and sell decisions based upon a unanimous vote of the voting members of the Committee (currently Messrs. Gramling and Gilson).

Mr. Gramling joined the Advisor in 1999 and is co-head of its Fixed Income Group.  Prior to joining the Advisor he was Senior Vice President and Portfolio Manager with Scudder Kemper Investments.
Mr. Gilson joined the Advisor in 2002 and is an Associate Portfolio Manager and Analyst for the Group.  From 2001 until joining the Advisor, he was President of VALUE Restoration, Inc., a turnaround management consulting practice.  From 1999 until joining VALUE Restoration, Inc., he was Chief Financial Officer of James Page Brewing Company.

Mr. Schireson joined the Advisor in 2004 and is the co-head of its Fixed Income Group and its director of institutional services.  From 1998 until joining the Advisor, he was Managing Director of Robeco USA, LLC, an international investment advisor.

How To Buy Fund Shares

You may purchase shares of the Fund only through a wrap program sponsor or a broker-dealer designated by such sponsor.  The Fund has no maximum or minimum initial investment requirements.  The sponsor or broker-dealer acting on behalf of an eligible client must submit a purchase order to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”), (800) 331-2979, either directly or through an appropriate clearing agency.  The sponsor or broker-dealer submitting an order to purchase shares must arrange to have federal funds wired to the Transfer Agent.  Wiring instructions may be obtained by calling (800) 331-2979.

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How to Sell Fund Shares

The Transfer Agent credits shares to an account maintained on your behalf by the sponsor or broker-dealer, and does not issue stock certificates.  The Trust and the Fund’s distributor (the “Distributor”) each reserve the right to reject any purchase order or suspend or modify the offering of the Fund’s shares.

The sponsor or broker-dealer acting on behalf of an eligible client must submit a redemption order  to the Transfer Agent, (800) 331-2979, either directly or through an appropriate clearing agency.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).  As all purchase and redemption orders are initiated by the wrap program adviser or sub-adviser, wrap account clients are not in a position to effect purchase and redemption orders and are not able to directly trade in Fund shares.  However, because the Fund is designed to be a component of wrap accounts that also invest in securities and other investments at the direction of the wrap program’s adviser or sub-adviser, shares of the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes, to invest new funds, or to accommodate reductions in account sizes, and the Fund is managed in a manner consistent with its role in such wrap accounts.

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity. The Fund reserves the right to modify these policies at any time without shareholder notice. In particular, the Fund or the Distributor may, without any prior notice, reject a purchase order of any person acting on behalf of any investor or investors whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that Fund’s policies and procedures will be effective.  Disruptive trading can not be detected until the investor has engaged in a pattern of such activity, at which time, the Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

In addition, the Fund receives orders through financial intermediaries (such as brokers) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  If a financial intermediary establishes an omnibus account with the Fund, the Distributor does not have access to underlying individual account transactions or shareholder information. Consequently, it may not be able to detect disruptive trading in Fund shares and, even if it is detected, may be unable to stop such activity.  Also, there may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Fund of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has received assurances from each financial intermediary which sells shares of the Fund that it has procedures in place to monitor for disruptive trading activity.

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To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent then it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  More frequent portfolio transactions would increase the Fund’s transaction costs and decrease its investment performance, and maintenance of a higher level of cash balances would likewise result in lower Fund investment performance.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

Distributions and Tax Information

The Fund expects to pay income dividends monthly, and to make distributions of net capital gains, if any, at least annually.

You may select one of the following options:

☐	Dividend and capital gain distributions used to purchase additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

☐	Capital gain distributions used to purchase additional shares of the Fund. Dividend distributions sent to you by check.

☐	Dividend and capital gain distributions sent to you by check.

Distributions are taxable regardless of whether you reinvest them or take them in cash.  Income is taxed at ordinary federal income tax rates.  Distributions will generally be taxed at ordinary federal income tax rates unless designated as capital gains distributions or qualified dividend distributions, in which case the distributions may be taxed at preferential long-term capital gains rates.  Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Fund will notify you each year of the amounts available as credits.

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Fund Profile
January 31, 2009

BRANDES INSTITUTIONAL INTERNATIONAL EQUITY FUND

This profile summarizes key information about Brandes Institutional International Equity Fund (the “Fund”) that is included in the Fund’s prospectus.  The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest.

You may obtain the prospectus and other information about the Fund at no cost to you by calling (800) 331-2979 or contacting your financial representative.

1

Investment Objective of the Fund

The Fund seeks long-term capital appreciation.

Principal Investment Strategies of the Fund

The Fund invests principally in common and preferred stocks of foreign companies and securities that are convertible into such common stocks.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  Under normal conditions, the Fund invests at least 80% of its net assets measured at the time of purchase in equity securities of issuers located in at least three countries outside the United States.  The Fund may invest in countries in Western Europe, North and South America, Australia, Africa and Asia.  With respect to Fund investments in any particular country or industry, the Fund may typically invest up to the greater of either (a) 20% of total Fund assets in any particular country or industry, measured at the time of purchase or (b) 150% of the weighting of such country or industry as represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index, measured at the time of purchase. Up to 20% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.  The Fund may not make any change in its investment policy of investing at leasat 80% of its net assets in equity securities without first providing the Fund’s shareholders with at least 60 days’ prior notice.  Brandes Investment Partners, L.P. (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the period of the report.  You may obtain these reports at no cost by calling (800) 331-2979 or by visiting the Fund’s website at www.brandesinstiutionalfunds.com.

Principal Risks of Investing in the Fund

Stock Market Risk.  The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.  The stock market has been subject to significant volatility recently which has increased the risks associated with an investment in the Fund.

Foreign Securities Risk.  Investments in foreign securities involve special risks.  Investments in securities issued by entities outside the United States may be affected by conditions affecting local or regional political, social or economic stability; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriations; changes in tax policy; greater market volatility; and differing securities market structures and practices.  Because the Fund may invest in securities payable in foreign (non-U.S.) currencies, it is also subject to the risk that those currencies will decline in value relative to the U.S. dollar, thus reducing the Fund’s return.

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The Fund may from time to time invest a substantial portion of the total value of its assets in securities of issuers located in particular countries and/or associated with particular industries.  During such periods, the Fund may be more susceptible to risks associated with single economic, political or regulatory occurrences than more diversified portfolios.

Emerging Markets and Related Risk.  Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.
Certain of these currencies have experienced substantial fluctuations or a steady devaluation relative to the U.S. dollar. The economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position.  Further, investors may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.

Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies.  Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions.  Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested.  Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities.  Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund’s incurring additional costs and delays in the transportation and custody of such securities.

Small Capitalization Company Risk.  Small capitalization companies often have limited product lines, markets or financial resources and may be dependent on one person or a few key persons for management.  The securities of these companies may be subject to more volatile market movements than securities of larger, more established companies, both because the securities typically are traded in lower volume and because the issuers typically are more subject to changes in earnings and prospects.

Value Securities Risk.  Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline.  There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Short-Term Investments.  The Fund may invest from time to time in short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objective.

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Bar Charts and Performance Table

The table below gives some indications of the risks of an investment in the Fund by comparing the Fund’s Class I performance with the MSCI EAFE Index.  The return information provided illustrates how the Fund’s performance can vary, which is one indication of the risks of investing in the Fund.  The chart and table assume reinvestment of dividends and distributions.  The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

During the period shown in the bar chart, the highest quarterly return was 27.15% (4th quarter, 1999) and the lowest quarterly return was –20.72% (3rd quarter, 2002).

Average Annualized Total Returns
(For the periods ended December 31, 2008)

Brandes Institutional International Equity Fund Class I Shares(4)	1 Year	5 Years	Since Inception(1)
Return Before Taxes	-37.20%	3.56%	9.25%
Return After Taxes on Distributions (2)	-38.00%	2.11%	7.36%
Return After Taxes on Distributions and Sale of Fund Shares (2)	-22.45%	3.44%	7.70%
Class E Shares(4)	-37.33%	3.31%	8.98%
MSCI EAFE Index (3)	-43.38%	1.66%	2.36%
(1)	Inception date is January 2, 1997.

(2)
After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only and after-tax returns for other Classes will vary.

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(3)
The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets.  The returns shown for this comparative index include the reinvestment of dividends and do not reflect any deduction for fees, expenses or taxes. Direct investment in an index is not possible.

(4)
Shares of the Fund outstanding prior to October 6, 2008 have been redesignated as Class I shares.  The inception date of Class I is January 2, 1997.  The inception date of Class E is October 6, 2008.  Performance shown prior to the inception of the Class E shares reflects the performance of the Class I shares adjusted to reflect Class E expenses.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class I	Class E
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Maximum Contingent Deferred Sales Charge	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses(1) (fees paid from Fund assets)
Management Fees	1.00%	1.00%
Other Expenses
Shareholder Service Fees	None	0.25%
Other Expenses(2)	0.13%	0.13%
Total Annual Fund Operating Expenses	1.13%	1.38%

(1) The Advisor has agreed with Brandes Investment Trust (the “Trust”) to limit the Fund’s Class I and Class E annual operating expenses, including repayment of previous waivers, to the following percentages of the Fund’s average daily net assets attributable to such Classes through January 30, 2010: 1.20% and 1.40%, respectively.

(2)  Because Class E shares are new, Other Expenses for Class E shares are based on expenses incurred for the Class I shares for the fiscal period ended September 30, 2008.

Use the following table to compare fees and expenses of the Fund with those of other funds.  It illustrates the amount of fees and expenses you would pay assuming the following:

●	$10,000 investment in the Fund
●	5% annual return
●	all distributions are reinvested
●	redemption at the end of each period
●	no changes in the Fund’s operating expenses.

Because these examples are hypothetical and for comparison only, your actual costs may be different.

Expense Example
	1 Year	3 Years	5 Years	10 Years
Class I	$115	$318	$622	$1,375
Class E	$140	$437	$755	$1,657

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Investment Advisor

The Fund’s Advisor, Brandes Investment Partners, L.P., has been in business, through various predecessor entities, since 1974.  As of December 31, 2008, the Advisor managed approximately $52.9 billion in assets for various clients, including corporations, mutual funds, public and corporate pension plans, foundations and charitable endowments, and individuals.  The Advisor’s offices are at 11988 El Camino Real, Suite 500, San Diego, California 92130.

Managers of the Fund. The Fund is team-managed by the Advisor's Large Cap Investment Committee, whose members are senior analysts and portfolio management professionals of the firm.

How To Buy Fund Shares

The Fund has two classes of shares – Class I and Class E shares.

As indicated below, the Fund sells Class I shares only to institutional and certain individual investors.  Individual investors may purchase Class E shares through a broker/dealer who has an established platform agreement with the Trust.

Class E shares pay service fees to intermediaries providing non-distribution services to their institutional clients that own shares of the Fund.  Class I shares do not pay such fees.

Institutions which may invest in the Fund include qualified retirement and deferred compensation plans and trusts used to fund those plans (including but not limited to those defined in section 401(a), 403(b), or 457 of the Internal Revenue Code), “rabbi trusts,” foundations, endowments, corporations and other taxable and tax-exempt investors that would otherwise generally qualify as advisory clients of the Advisor.

Others who may invest in the Fund include Trustees of the Trust, officers and employees of the Advisor, the Fund’s administrator and the Fund’s distributor (the “Distributor”), and their immediate family members, and certain other persons determined from time to time by the Distributor (including investment advisors or financial planners or their clients who may clear transactions through a broker-dealer, bank or trust company which maintains an omnibus account with the Transfer Agent).  If you purchase or redeem shares through a trust department, broker, dealer, agent, financial planner, financial services firm or investment advisor, you may pay an additional service or transaction fee to that institution.

For further information, please call (800) 331-2979.

Minimum Investment

The minimum initial investment in the Fund is $1 million; there is no minimum subsequent investment.  The Distributor may waive the minimum investment for institutions making continuing investments in the Fund and from time to time for other investors, including retirement plans, trustees and employees of the Advisor.

Purchases through a Securities Dealer

You may purchase shares of the Fund through a securities dealer which has an agreement with the Distributor (a “selected dealer”).  Selected dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf.  The Fund will price your order for shares of each Class at the net asset value per share (“NAV”) of the Class next computed after it is accepted by an authorized dealer or the dealer’s authorized designee.  The Trust and the Distributor reserve the right to cancel an order for which payment is not received from a selected dealer by the third business day following the order.  A selected dealer may impose postage and handling charges on your order.

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Purchases through the Transfer Agent

To purchase shares of the Fund directly from the Transfer Agent, complete the Account Application (available from the Transfer Agent or a selected dealer) and mail it to the Transfer Agent at the address shown on the Application.  You may pay by a check with the Application, or by a wire transfer of funds as described below.  You can make additional investments by wire or by mailing a check, together with the investment form from a recent account statement.

Wire transfer instructions may be obtained by contacting the Transfer Agent at (800) 395-3807.

Other

You may also purchase shares of the Fund by paying “in-kind” in the form of securities, provided that; 1) such securities are of the type which the Fund may legally purchase; and 2) are consistent with the Fund’s investment objective and policies; and 3) that such securities are liquid, unrestricted and have a readily determinable value by exchange or NASDAQ listing; and 3) that the purchase has been approved by the Advisor; and 4) that such transactions are in the best interest of the Fund’s shareholders.

Exchanging Your Shares

You may exchange your shares of either Class of the Fund for shares of the same Class of any other series of the Trust.  Such exchange will be treated as a sale of shares and may be subject to federal income tax.
How to Sell Fund Shares

How to Redeem Shares

Your shares may be redeemed only by instructions from the registered owner of your shareholder account.  If you are a participant in a retirement or other plan, direct your redemption requests to the plan sponsor or administrator, which may have special procedures for processing such requests and is responsible for forwarding requests to the Transfer Agent.

You may redeem shares by contacting your selected dealer or authorized intermediary.  The selected dealer or authorized intermediary can arrange for the repurchase of the shares through the Distributor at the NAV next determined after the selected dealer receives your instructions.  The dealer may charge you for this service.  If your shares are held in a dealer’s “street name,” you must redeem them through the dealer.

You may also redeem shares by mailing or delivering instructions to the Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701.  The instructions must specify the name of the Fund, the number of shares or dollar amount to be redeemed and your name and account number.  A corporation, partnership, trust or fiduciary redeeming shares must submit written evidence of authority acceptable to the Transfer Agent and the signature must be medallion guaranteed.  The price you will receive for Fund shares redeemed is the next determined NAV for the shares after the Transfer Agent has received a completed redemption request.

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Telephone Redemptions

You may establish telephone redemption privileges by checking the appropriate box on the account application.  You can then redeem shares by telephoning the Transfer Agent at (800) 395-3807, between the hours of 9:00 a.m. and 4:00 p.m. Eastern time on a day when the New York Stock Exchange is open for trading. Proceeds for Fund shares redeemed by telephone will be mailed by check to the address of record, sent by wire to a pre-determined bank account of record or sent via the Automated clearing House (ACH) network to a bank account of record on the following business day.  Wires are subject to a $15 fee paid by the shareholder.  There is no charge when proceeds are sent via the ACH system and credit is usually available within 2 – 3 days.  Telephone trades must be received prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent.  The request must be signed by each shareholder of the account and may require signature guarantees.

The Trust will use procedures, such as requesting personal or specific information from the person making the telephone redemption, designed to provide reasonable verification of account ownership.  The Trust reserves the right to refuse a telephone redemption request if it believes that the person making the request is neither the record owner of the shares being redeemed nor otherwise authorized by the shareholder to request the redemption.  You will be promptly notified of any refused request for a telephone redemption.  If these normal identification procedures are not followed, the Trust or its agents could be liable for any loss, liability or cost which results from acting upon instructions of a person believed to be a shareholder.

Redemption Payments

Redemption payments will be made within seven days after receipt by the Transfer Agent of the written or telephone redemption request, any share certificates, and, if required, a signature guarantee and any other necessary documents, except as indicated below.  In consideration of the best interests of the remaining shareholders and to the extent permitted by law, the Trust reserves the right to pay any redemption proceeds in whole or in part by distributing securities held by the Fund instead of cash, although it is highly unlikely that shares would ever be so redeemed “in kind.”  If your shares are redeemed in kind, you will incur transaction costs when you sell the securities distributed to you.  Payment may be postponed or the right of redemption suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on such Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of the Fund’s net assets, or during any other period when the SEC so permits.

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Redemption proceeds are generally paid by check.  However, at your request, the Transfer Agent will wire redemption proceeds of $300 or more to your bank account.  Requests for redemption by wire should include the name, location and ABA or bank routing number (if known) of the designated bank and your bank account number.

Redemption of Small Accounts

If the value of your investment in the Fund falls below $100,000 because of redemptions, the Trust may notify you, and if your investment value remains below $100,000 for a continuous 60-day period, the Trust may redeem your shares of the Fund.  However, the Trust will not redeem shares based solely upon changes in the market that reduce the NAV of your shares.  The minimum account size requirements do not apply to shares held by officers or employees of the Advisor or its affiliates or Trustees of the Trust.  The Trust reserves the right to modify or terminate these involuntary redemption features at any time upon 60 days’ notice.

Policy on Disruptive Trading

The Fund is designed as a long-term investment and, therefore, is not appropriate for “market timing” or other trading strategies that entail rapid or frequent investment and disinvestment which could disrupt orderly management of the Fund’s investment portfolio (“disruptive trading”).

The Board of Trustees has adopted policies and procedures reasonably designed to monitor Fund trading activity and, in cases where disruptive trading activity is detected, to take action to stop such activity.  The Fund reserves the right to modify these policies at any time without shareholder notice.  In particular, the Fund or the Distributor may, without any prior notice, reject a purchase order of any investor, group of investors, or person acting on behalf of any investor or investors, whose pattern of trading or transaction history involves, in the opinion of the Fund or the Distributor, actual or potential harm to the Fund.  The Distributor considers certain factors, such as transaction size, type of transaction, frequency of transaction and trade history, when determining whether to reject a purchase order.

The Fund currently considers any shareholder (or, in the case of omnibus or retirement plan accounts, any beneficial owner or plan participant) to be engaged in excessive trading if he or she purchases and sells approximately the same amount of shares more than twice in any twelve-month period.  Investors who have not engaged in disruptive trading may also be prevented from purchasing shares of the Fund if the Fund or the Distributor believes a financial intermediary or its representative associated with that investor’s account has otherwise been involved in disruptive trading on behalf of other accounts or investors.

Despite the efforts of the Fund and the Distributor to prevent disruptive trading within the Fund and the adverse impact of such activity, there is no guarantee that the Fund’s policies and procedures will be effective.  Disruptive trading cannot be detected until the investor has engaged in a pattern of such activity, at which time the Fund may have experienced some or all of its adverse affects.  Disruptive trading may be difficult to detect because investors may deploy a variety of strategies to avoid detection.  In seeking to prevent disruptive trading practices in the Fund, the Fund and the Distributor consider only the information actually available to them at the time.

In addition, the Fund receives orders through financial intermediaries (such as brokers, retirement plan record keepers and variable insurance product sponsors) which may facilitate disruptive trading or utilize omnibus accounts that make it more difficult to detect and stop disruptive trading within the Fund.  There may exist multiple tiers of the financial intermediary, each utilizing an omnibus account structure, that may further compound the difficulty to the Fund of detecting and stopping disruptive trading activity in Fund shares.  However, the Distributor has entered into written agreements with the Fund’s financial intermediaries under which each intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its disruptive trading prevention policies.

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To the extent that the Fund or its agents are unable to curtail excessive or short term trading (such as market timing), these practices may interfere with the efficient management of the Fund’s portfolio, and may result in the Fund engaging in certain activities to a greater extent then it otherwise would, such as engaging in more frequent portfolio transactions and maintaining higher cash balances.  The costs of such activities would be borne by all Fund shareholders, including the long-term investors who do not generate the costs.  Additionally, frequent trading may also interfere with the Advisor’s ability to efficiently manage the Fund and compromise its portfolio management strategy.

The Fund invests in foreign securities and may be particularly susceptible to short duration trading strategies.  This is because time zone differences among international stock markets can allow a shareholder engaging in a short duration strategy to exploit Fund share prices that are based on closing prices of securities established some time before the Fund calculates its own share price (typically 4:00 p.m. Eastern time).  In addition, to the extent the Fund significantly invests in high yield bonds or small-cap equity securities, because these securities are often infrequently traded, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities.  Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than funds which invest in highly liquid securities and cause dilution in the value of Fund shares held by other shareholders.

Distributions and Tax Information

The Fund may earn income from dividends on the stocks in its portfolio, and may realize capital gains from appreciation on its holdings.  The Fund distributes substantially all of its net income and capital gains, if any, to shareholders once a year, usually in December.

You may select one of the following options:

☐	Dividend and capital gain distributions used to purchase additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option.

☐	Capital gain distributions used to purchase additional shares of the Fund. Dividend distributions sent to you by check.

☐	Dividend and capital gain distributions sent to you by check.

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Distributions are taxable regardless of whether you reinvest them or take them in cash.  Income is taxed at ordinary federal income tax rates.  Distributions will generally be taxed at ordinary federal income tax rates unless designated as capital gains distributions or qualified dividend distributions, in which case the distributions may be taxed at preferential long-term capital gains rates.  Dividends and interest earned by the Fund may be subject to withholding and other taxes imposed by foreign countries, at rates from 10% to 40%.  However, under certain circumstances you may be able to claim credits against your U.S. taxes for such foreign taxes.  The Fund will notify you each year of the amounts available as credits.

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